RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Summary of related party transactions

(in thousands)	2022	2021

Management fees:
Base and variable fees	$—	$1,069
Discretionary fees	—	350
Commission fees	—	697
Termination fee	—	5,848
	$—	$7,964

Summary of compensation was awarded to key management personnel

(in thousands)	2022	2021

Salaries and short-term employee benefits	$(3,251)	$(2,546)
Share-based compensation	(3,083)	(2,277)
Key management personnel compensation	$(6,334)	$(4,823)